Investment Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Less than 12 months, fair value	$ 224,680	$ 87,953
Less than 12 months, unrealized losses	4,548	652
12 months or more, fair value	28,817	8,955
12 months or more, unrealized losses	988	236
Total, fair value	253,497	96,908
Total, unrealized losses	5,536	888
U.S. Government sponsored enterprises
Less than 12 months, fair value	5,232	0
Less than 12 months, unrealized losses	15	0
12 months or more, fair value	3,263	4,193
12 months or more, unrealized losses	170	208
Total, fair value	8,495	4,193
Total, unrealized losses	185	208
Mortgage-backed securities
Less than 12 months, fair value	131,483	80,827
Less than 12 months, unrealized losses	2,477	565
12 months or more, fair value	19,632	4,762
12 months or more, unrealized losses	542	28
Total, fair value	151,115	85,589
Total, unrealized losses	3,019	593
State and political subdivisions
Less than 12 months, fair value	80,076	7,126
Less than 12 months, unrealized losses	1,981	87
12 months or more, fair value	5,922	0
12 months or more, unrealized losses	276	0
Total, fair value	85,998	7,126
Total, unrealized losses	$ 2,257	$ 87